Condensed Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance, at Jan. 23, 2020
Balance, (in Shares) at Jan. 23, 2020
Sale of shares to Sponsor at $0.006 per share			25,000		25,000
Sale of shares to Sponsor at $0.006 per share (in Shares)		4,312,500
Net loss				(2,000)	(2,000)
Balance, at Mar. 31, 2020			25,000	(2,000)	23,000
Balance, (in Shares) at Mar. 31, 2020		4,312,500
Balance, at Jan. 23, 2020
Balance, (in Shares) at Jan. 23, 2020
Sale of shares to Sponsor at $0.006 per share			25,000		25,000
Sale of shares to Sponsor at $0.006 per share (in Shares)		4,312,500
Forfeiture of 920,000 shares of Class B common stock
Forfeiture of 920,000 shares of Class B common stock (in Shares)		(920,000)
Issuance of 920,000 shares of Class B common stock to Anchor investor			5,000		5,000
Issuance of 920,000 shares of Class B common stock to Anchor investor (in Shares)		920,000
Sale of Units to the public at $10.00 per Unit	$ 2,000		172,498,000		172,500,000
Sale of Units to the public at $10.00 per Unit (in Shares)	17,250,000
Underwriters’ discount and offering expenses			(9,596,000)		(9,596,000)
Sale of 5,700,000 Private Placement Warrants at $1.00 per warrant, at fair value, $0.77			4,364,000		4,364,000
Cash received in excess of fair value of warrants			1,336,000		1,336,000
Initial classification of warrant liability			(10,948,000)		(10,948,000)
Class A common stock subject to possible redemption	$ (2,000)		(140,772,000)		(140,774,000)
Class A common stock subject to possible redemption (in Shares)	(14,077,350)
Net loss				(11,912,000)	(11,912,000)
Balance, at Dec. 31, 2020			16,912,000	(11,912,000)	5,000,000
Balance, (in Shares) at Dec. 31, 2020	3,172,650	4,312,500
Change in Class A common stock subject to possible redemption			4,082,000		4,082,000
Change in Class A common stock subject to possible redemption (in Shares)	408,189
Net loss				(4,082,000)	(4,082,000)
Balance, at Mar. 31, 2021			$ 20,994,000	$ (15,994,000)	$ 5,000,000
Balance, (in Shares) at Mar. 31, 2021	3,580,839	4,312,500